Cover	Jan. 17, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	NICOLET BANKSHARES, INC.
Entity Incorporation, State or Country Code	WI
Entity File Number	001-37700
Entity Tax Identification Number	47-0871001
Entity Address, Address Line One	111 North Washington Street
Entity Address, City or Town	Green Bay
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54301
City Area Code	920
Local Phone Number	430-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	NIC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001174850
Amendment Flag	false
Document Period End Date	Jan. 17, 2023